Goodwill and Intangible Assets, Net - Schedule of Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Intangible Assets, Gross (Excluding Goodwill)	$ 105,050		$ 105,050
Accumulated Amortization and Impairment	(96,846)		(58,683)
Intangible Assets, Net	8,204
Intangible Assets, Net (Excluding Goodwill)	8,204	$ 4,370	46,367
Contract-based [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Intangible Assets, Gross	300		300
Accumulated Amortization and Impairment	(300)		(250)
Intangible Assets, Net			50
Customer-Related [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Intangible Assets, Gross	21,100		21,100
Accumulated Amortization and Impairment	(14,800)		(4,081)
Intangible Assets, Net	$ 6,300		17,019
Weighted-Average Remaining Useful Life (years)	1 year 6 months
Technology-based [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Intangible Assets, Gross	$ 20,200		20,200
Accumulated Amortization and Impairment	(19,400)		(7,999)
Intangible Assets, Net	$ 800		12,201
Weighted-Average Remaining Useful Life (years)	2 years 6 months
Talent and Representation Contracts [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Intangible Assets, Gross	$ 10,300		10,300
Accumulated Amortization and Impairment	(10,300)		(10,300)
Formulae [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Intangible Assets, Gross	1,950		1,950
Accumulated Amortization and Impairment	(1,146)		(853)
Intangible Assets, Net	$ 804		1,097
Weighted-Average Remaining Useful Life (years)	2 years 9 months 18 days
Trade Names [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Intangible Assets, Gross (Excluding Goodwill)	$ 51,200		51,200
Accumulated Amortization and Impairment	(50,900)		(35,200)
Intangible Assets, Net (Excluding Goodwill)	$ 300		$ 16,000
Weighted-Average Remaining Useful Life (years)	1 year